Income Taxes - Schedule of Deferred Tax Assets And Liabilities (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Components of Deferred Tax Assets [Abstract]
Net operating losses	$ 2,850,031	$ 890,289
Lease liability	205,630	215,272
Capitalized research and development	2,589,415	2,420,060
Research and development credit	348,597	157,265
Stock-based compensation	18,276	20,815
Fixed Asset	21,887	0
Total deferred tax assets	6,033,836	3,703,701
Components of Deferred Tax Liabilities [Abstract]
ROU asset	(192,565)	(207,413)
Fixed Asset	0	(246,330)
Total deferred tax liabilities	(192,565)	(453,743)
Less: valuation allowance	(5,841,271)	(3,249,958)
Total	$ 0	$ 0